Cover - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Document Information [Line Items]
Document Type	40-F
Document Period End Date	Dec. 31, 2024
Current Fiscal Year End Date	--12-31
Document Registration Statement	false
Document Annual Report	true
Entity File Number	001-15160
Entity Registrant Name	BROOKFIELD CORPORATION
Entity Incorporation, State or Country Code	A6
Entity Primary SIC Number	6282
Entity Address, Address Line One	Suite 100
Entity Address, Address Line Two	Brookfield Place, 181 Bay Street
Entity Address, Address Line Three	P.O. Box 762
Entity Address, City or Town	Toronto
Entity Address, State or Province	ON
Entity Address, Country	CA
Entity Address, Postal Zip Code	M5J 2T3
City Area Code	416
Local Phone Number	363-9491
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Entity Central Index Key	0001001085
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Amendment Flag	false
Common shares
Document Information [Line Items]
Issued and Outstanding (in shares)	1,506,550,088	1,523,457,459	1,573,371,868
Class A Limited Voting Shares | Common shares
Document Information [Line Items]
Issued and Outstanding (in shares)	1,645,830,200
Common Class B | Common shares
Document Information [Line Items]
Issued and Outstanding (in shares)	85,120	85,120
Series 2 Class A Preferred Shares | Preferred shares | Floating rate
Document Information [Line Items]
Issued and Outstanding (in shares)	10,220,175	10,220,175
Series 4 Class A Preferred Shares | Preferred shares | Floating rate
Document Information [Line Items]
Issued and Outstanding (in shares)	3,983,910	3,983,910
Series 13 Class A Preferred Shares | Preferred shares | Floating rate
Document Information [Line Items]
Issued and Outstanding (in shares)	8,792,596	8,792,596
Series 17 Class A Preferred Shares | Preferred shares | Fixed rate
Document Information [Line Items]
Issued and Outstanding (in shares)	7,840,204	7,840,204
Series 18 Class A Preferred Shares | Preferred shares | Fixed rate
Document Information [Line Items]
Issued and Outstanding (in shares)	7,681,088	7,681,088
Series 24 Class A Preferred Shares | Preferred shares | Fixed rate-reset preferred shares
Document Information [Line Items]
Issued and Outstanding (in shares)	10,808,027	10,808,027
Series 26 Class A Preferred Shares | Preferred shares | Fixed rate-reset preferred shares
Document Information [Line Items]
Issued and Outstanding (in shares)	9,770,928	9,770,928
Series 28 Class A Preferred Shares | Preferred shares | Fixed rate-reset preferred shares
Document Information [Line Items]
Issued and Outstanding (in shares)	9,233,927	9,233,927
Series 30 Class A Preferred Shares | Preferred shares | Fixed rate-reset preferred shares
Document Information [Line Items]
Issued and Outstanding (in shares)	9,787,090	9,787,090
Series 32 Class A Preferred Shares | Preferred shares | Fixed rate-reset preferred shares
Document Information [Line Items]
Issued and Outstanding (in shares)	11,750,299	11,750,299
Series 34 Class A Preferred Shares | Preferred shares | Fixed rate-reset preferred shares
Document Information [Line Items]
Issued and Outstanding (in shares)	9,876,735	9,876,735
Series 36 Class A Preferred Shares | Preferred shares | Fixed rate
Document Information [Line Items]
Issued and Outstanding (in shares)	7,842,909	7,842,909
Series 37 Class A Preferred Shares | Preferred shares | Fixed rate
Document Information [Line Items]
Issued and Outstanding (in shares)	7,830,091	7,830,091
Series 38 Class A Preferred Shares | Preferred shares | Fixed rate-reset preferred shares
Document Information [Line Items]
Issued and Outstanding (in shares)	7,906,132	7,906,132
Series 40 Class A Preferred Shares | Preferred shares | Fixed rate-reset preferred shares
Document Information [Line Items]
Issued and Outstanding (in shares)	11,841,025	11,841,025
Series 42 Class A Preferred Shares | Preferred shares | Fixed rate-reset preferred shares
Document Information [Line Items]
Issued and Outstanding (in shares)	11,887,500	11,887,500
Series 44 Class A Preferred Shares | Preferred shares | Fixed rate-reset preferred shares
Document Information [Line Items]
Issued and Outstanding (in shares)	9,831,929	9,831,929
Series 46 Class A Preferred Shares | Preferred shares | Fixed rate-reset preferred shares
Document Information [Line Items]
Issued and Outstanding (in shares)	11,740,797	11,740,797
Series 48 Class A Preferred Shares | Preferred shares | Fixed rate-reset preferred shares
Document Information [Line Items]
Issued and Outstanding (in shares)	11,885,972	11,885,972
Series 51 Class A Preferred Shares | Preferred shares | Fixed rate
Document Information [Line Items]
Issued and Outstanding (in shares)	3,320,486	3,320,486
Series 52 Class A Preferred Shares | Preferred shares | Fixed rate-reset preferred shares
Document Information [Line Items]
Issued and Outstanding (in shares)	1,177,580	1,177,580
Subordinated Notes Due 2080 [Member] | BFI
Document Information [Line Items]
Title of 12(b) Security	4.625% Subordinated Notes due October 16, 2080
Trading Symbol	BNH
Security Exchange Name	NYSE
Perpetual Preferred Shares | Brookfield Finance I (UK) PLC
Document Information [Line Items]
Title of 12(b) Security	4.50% Perpetual Subordinated Notes
Trading Symbol	BNJ
Security Exchange Name	NYSE
Senior Notes Due 2032 [Member] | Brookfield Finance I (UK) PLC
Document Information [Line Items]
Title of 12(b) Security	2.34% Senior Notes Due 2032
Trading Symbol	BN / 32
Security Exchange Name	NYSE
Class A Limited Voting Shares
Document Information [Line Items]
Title of 12(b) Security	Class A Limited Voting Shares
Trading Symbol	BN
Security Exchange Name	NYSE
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	1114 Avenue of the Americas
Entity Address, Address Line Two	23rd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036-7703
City Area Code	212
Local Phone Number	880-6000
Contact Personnel Name	Torys LLP